Summary Of Significant Accounting Policies (Number Of Shares Used In Calculation Of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Weighted Average Shares Outstanding - Basic	26,699	26,588	26,450
Dilutive Options and Performance-Accelerated Restricted Stock	331	315	288
Shares - Diluted	27,030	26,903	26,738